Investments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, fair value	$ 1,056	$ 4,164
Fair value of investments in an unrealized loss position	1,100	2,800
Fair value of investments in an unrealized loss position, twelve months or longer	895	207
Equity investments measured at cost minus impairment	293	88
Gross unrealized gains on equity investments	91
Cumulative unrealized gains on equity investments	91
Cumulative unrealized losses on equity investments	(5)
Equity investments measured at cost minus impairment, net unrealized gains	86
Fair Value Option, Foreign Currency Denominated Investments
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, fair value	305	277
Fair Value Option, Foreign Currency Denominated Investments | Other Nonoperating Income (Expense)
Debt Securities, Available-for-sale [Line Items]
Net (losses) gains from fair value changes	$ (15)	$ 36